SHORT-TERM AND LONG-TERM DEBTS AND LOANS FROM SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES - Short-term debts (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about short-term debts and loans [line items]
Short-term debts	¥ 35,252	¥ 23,769
Loans from Sinopec Group Company and fellow subsidiaries	2,873	5,264
Total short-term debts	¥ 38,125	¥ 29,033
Weighted interest rates on short-term loans	2.72%	2.53%
Third parties
Disclosure of detailed information about short-term debts and loans [line items]
Short-term bank loans	¥ 24,959	¥ 16,111
Short-term other loans		3
Current portion of long-term bank loans	3,293	4,637
Current portion of long-term corporate bonds	7,000
Current portion of long-term debts	10,293	4,637
Corporate bonds		3,018
Short-term debts	35,252	23,769
Sinopec Group Company and fellow subsidiaries.
Disclosure of detailed information about short-term debts and loans [line items]
Current portion of long-term debts	466	622
Loans from Sinopec Group Company and fellow subsidiaries	2,873	5,264
Total short-term debts	2,407	4,642
RMB denominated | Third parties
Disclosure of detailed information about short-term debts and loans [line items]
Short-term bank loans	24,959	16,111
Short-term other loans		3
Current portion of long-term bank loans	3,281	4,613
Current portion of long-term corporate bonds	7,000
Corporate bonds		3,018
RMB denominated | Sinopec Group Company and fellow subsidiaries.
Disclosure of detailed information about short-term debts and loans [line items]
Current portion of long-term debts	466	622
Total short-term debts	1,320	1,141
USD | Third parties
Disclosure of detailed information about short-term debts and loans [line items]
Current portion of long-term bank loans	12	24
USD | Sinopec Group Company and fellow subsidiaries.
Disclosure of detailed information about short-term debts and loans [line items]
Total short-term debts	934	3,298
HKD | Sinopec Group Company and fellow subsidiaries.
Disclosure of detailed information about short-term debts and loans [line items]
Total short-term debts		31
EUR | Sinopec Group Company and fellow subsidiaries.
Disclosure of detailed information about short-term debts and loans [line items]
Total short-term debts	¥ 153	¥ 172